Related Party Transactions (Details) - USD ($)			1 Months Ended	10 Months Ended
	Nov. 20, 2020	Oct. 16, 2020	Feb. 29, 2020	Dec. 31, 2020	Oct. 06, 2020	Oct. 01, 2020	Feb. 28, 2020
Related Party Transactions (Details) [Line Items]
Purchase price of founder (in Dollars)				$ 479,908,716
Shareholder outstanding shares percentage				100.00%
Sponsor, Description				(i) one year after the completion of a Business Combination or (ii) the date following the completion of a Business Combination on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, the Founder Shares will be released from the lockup.
Private placement warrants shares				8,114,000
Private placement warrants purchase price (in Dollars)				$ 11,600,000
Working capital loans (in Dollars)				$ 1,500,000
Sale of price per share (in Dollars per share)				$ 1.50
Payment of sponsor (in Dollars)				$ 10,000
Accrued Liabilities [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction expenses				$ 30,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Sponsor transferred founder shares			30,000
Common stock, share outstanding	12,713,750
Common stock, share issued	12,713,750
Forfeiture of founder shares	1,086,250
Shareholder outstanding shares percentage			20.00%
Promissory Note—Related Party [Member]
Related Party Transactions (Details) [Line Items]
Principal amount (in Dollars)							$ 250,000
Outstanding under promissory note (in Dollars)					$ 207,632
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Private placement warrants shares				7,733,333
Private placement warrants price per share (in Dollars per share)		$ 1.50		$ 1.50
Additional private placement warrants		380,666
Additional private placement warrants purchase price (in Dollars)		$ 571,000
Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Issuance of common stock to ordinary shares			13,800,000
Common stock, share outstanding				12,713,750
Common stock, share issued				12,713,750
Forfeiture of founder shares				1,086,250
Common Class B [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Issuance of common stock to ordinary shares			11,500,000
Purchase price of founder (in Dollars)			$ 25,000
Common stock, share issued						13,800,000
Common Class A [Member]
Related Party Transactions (Details) [Line Items]
Issuance of common stock to ordinary shares				50,855,000
Purchase price of founder (in Dollars)				$ 5,086
Common stock, share outstanding				2,149,902
Common stock, share issued				2,149,902
Private placement warrants price per share (in Dollars per share)				$ 11.50
Common Class A [Member] | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Exercisable price of warrants (in Dollars per share)		$ 11.50